Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.78%
Advertising–0.09%
Trade Desk, Inc. (The), Class A(b)	4,617	$182,648
Aerospace & Defense–0.22%
Axon Enterprise, Inc.(b)	836	451,557
Apparel Retail–0.29%
Ross Stores, Inc.	3,440	606,678
Apparel, Accessories & Luxury Goods–0.11%
lululemon athletica, Inc.(b)(c)	1,222	225,068
Application Software–6.66%
Adobe, Inc.(b)	4,443	1,422,338
AppLovin Corp., Class A(b)	3,209	1,923,731
Atlassian Corp., Class A(b)	1,758	262,856
Autodesk, Inc.(b)	2,215	671,898
Cadence Design Systems, Inc.(b)	2,825	880,948
Datadog, Inc., Class A(b)	3,378	540,514
Intuit, Inc.	2,911	1,845,807
Palantir Technologies, Inc., Class A(b)	23,786	4,006,752
Roper Technologies, Inc.	1,127	502,890
Strategy, Inc., Class A(b)	2,762	489,371
Synopsys, Inc.(b)	1,924	804,251
Workday, Inc., Class A(b)	2,300	495,926
		13,847,282
Automobile Manufacturers–3.21%
Tesla, Inc.(b)	15,539	6,684,412
Automotive Retail–0.43%
O’Reilly Automotive, Inc.(b)	8,821	897,096
Biotechnology–2.82%
Amgen, Inc.(c)	5,643	1,949,431
Biogen, Inc.(b)	1,541	280,601
Gilead Sciences, Inc.	12,961	1,631,012
Regeneron Pharmaceuticals, Inc.	1,089	849,627
Vertex Pharmaceuticals, Inc.(b)	2,682	1,162,942
		5,873,613
Broadline Retail–6.01%
Amazon.com, Inc.(b)	45,448	10,599,383
MercadoLibre, Inc. (Brazil)(b)	528	1,093,900
PDD Holdings, Inc., ADR (China)(b)	6,930	804,434
		12,497,717
Cable & Satellite–0.63%
Charter Communications, Inc., Class A(b)(c)	1,400	280,168
Comcast Corp., Class A	38,581	1,029,727
		1,309,895
Cargo Ground Transportation–0.14%
Old Dominion Freight Line, Inc.	2,205	298,314
Communications Equipment–1.53%
Cisco Systems, Inc.	41,440	3,188,394
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 0.28%
PACCAR, Inc.	5,508	$580,653
Consumer Staples Merchandise Retail–2.04%
Costco Wholesale Corp.	4,637	4,236,317
Diversified Support Services–0.56%
Cintas Corp.	4,206	782,400
Copart, Inc.(b)	9,914	386,448
		1,168,848
Electric Utilities–1.39%
American Electric Power Co., Inc.	5,537	685,315
Constellation Energy Corp.	3,271	1,191,822
Exelon Corp.	10,586	498,812
Xcel Energy, Inc.	6,258	513,844
		2,889,793
Health Care Equipment–1.65%
DexCom, Inc.(b)	4,136	262,512
GE HealthCare Technologies, Inc.	4,699	375,873
IDEXX Laboratories, Inc.(b)	843	634,678
Intuitive Surgical, Inc.(b)	3,770	2,162,019
		3,435,082
Hotels, Resorts & Cruise Lines–1.48%
Airbnb, Inc., Class A(b)	4,498	526,221
Booking Holdings, Inc.	340	1,670,995
Marriott International, Inc., Class A	2,860	871,699
		3,068,915
Human Resource & Employment Services–0.72%
Automatic Data Processing, Inc.	4,240	1,082,472
Paychex, Inc.	3,756	419,508
		1,501,980
Industrial Conglomerates–0.62%
Honeywell International, Inc.	6,671	1,282,099
Industrial Gases–0.97%
Linde PLC	4,910	2,014,671
Interactive Home Entertainment–0.49%
Electronic Arts, Inc.	2,624	530,127
Take-Two Interactive Software, Inc.(b)	1,958	481,805
		1,011,932
Interactive Media & Services–10.26%
Alphabet, Inc., Class A	24,794	7,938,543
Alphabet, Inc., Class C	23,147	7,409,818
Meta Platforms, Inc., Class A	9,249	5,992,889
		21,341,250
Internet Services & Infrastructure–0.97%
Shopify, Inc., Class A (Canada)(b)	12,732	2,019,804
IT Consulting & Other Services–0.19%
Cognizant Technology Solutions Corp., Class A	5,070	393,990
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Movies & Entertainment–2.61%
Netflix, Inc.(b)	44,593	$4,797,315
Warner Bros. Discovery, Inc.(b)	25,893	621,432
		5,418,747
Oil & Gas Equipment & Services–0.25%
Baker Hughes Co., Class A	10,449	524,540
Oil & Gas Exploration & Production–0.22%
Diamondback Energy, Inc.	2,973	453,650
Packaged Foods & Meats–0.52%
Kraft Heinz Co. (The)	12,381	315,839
Mondelez International, Inc., Class A	13,421	772,647
		1,088,486
Pharmaceuticals–0.27%
AstraZeneca PLC, ADR (United Kingdom)	6,149	570,135
Rail Transportation–0.34%
CSX Corp.	19,742	698,077
Real Estate Services–0.15%
CoStar Group, Inc.(b)	4,421	304,165
Research & Consulting Services–0.46%
Thomson Reuters Corp. (Canada)	4,707	637,469
Verisk Analytics, Inc.	1,456	327,702
		965,171
Restaurants–0.90%
DoorDash, Inc., Class A(b)	4,167	826,608
Starbucks Corp.	11,881	1,034,954
		1,861,562
Semiconductor Materials & Equipment–3.24%
Applied Materials, Inc.	8,353	2,107,044
ASML Holding N.V., New York Shares (Netherlands)	879	931,740
KLA Corp.	1,378	1,619,798
Lam Research Corp.	13,269	2,069,964
		6,728,546
Semiconductors–22.67%
Advanced Micro Devices, Inc.(b)	17,000	3,698,010
Analog Devices, Inc.	5,144	1,364,909
ARM Holdings PLC, ADR(b)(c)	1,459	197,782
Broadcom, Inc.	33,145	13,356,109
GLOBALFOUNDRIES, Inc.(b)(c)	5,792	207,585
Intel Corp.(b)	46,076	1,868,843
Marvell Technology, Inc.	9,099	813,451
Microchip Technology, Inc.	5,583	299,137
Micron Technology, Inc.	11,762	2,781,478
NVIDIA Corp.	103,508	18,320,916
NXP Semiconductors N.V. (Netherlands)	2,626	511,912
ON Semiconductor Corp.(b)	4,353	218,695
QUALCOMM, Inc.	11,249	1,890,844
Texas Instruments, Inc.	9,567	1,609,839
		47,139,510
Shares		Value
Soft Drinks & Non-alcoholic Beverages–1.79%
Coca-Cola Europacific Partners PLC (United Kingdom)	4,701	$431,035
Keurig Dr Pepper, Inc.	14,020	391,158
Monster Beverage Corp.(b)	10,344	775,696
PepsiCo, Inc.	14,353	2,134,865
		3,732,754
Systems Software–9.29%
CrowdStrike Holdings, Inc., Class A(b)	2,636	1,342,146
Fortinet, Inc.(b)	7,927	643,118
Microsoft Corp.	31,669	15,581,465
Palo Alto Networks, Inc.(b)	7,017	1,334,142
Zscaler, Inc.(b)	1,643	413,214
		19,314,085
Technology Distributors–0.10%
CDW Corp.	1,412	203,639
Technology Hardware, Storage & Peripherals–8.48%
Apple, Inc.(d)	63,218	17,628,339
Trading Companies & Distributors–0.24%
Fastenal Co.	12,175	491,870
Transaction & Payment Processing Services–0.30%
PayPal Holdings, Inc.	9,872	618,876
Wireless Telecommunication Services–1.19%
T-Mobile US, Inc.	11,826	2,471,752
Total Common Stocks & Other Equity Interests (Cost $142,850,956)		201,221,912
Money Market Funds–2.90%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f)	2,110,529	2,110,529
Invesco Treasury Portfolio, Institutional Class, 3.85%(e)(f)	3,919,540	3,919,540
Total Money Market Funds (Cost $6,030,069)		6,030,069
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $148,881,025)		207,251,981
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.29%
Invesco Private Government Fund, 4.00%(e)(f)(g)	753,455	753,455
Invesco Private Prime Fund, 4.12%(e)(f)(g)	1,936,064	1,936,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,690,100)		2,690,100
TOTAL INVESTMENTS IN SECURITIES–100.97% (Cost $151,571,125)		209,942,081
OTHER ASSETS LESS LIABILITIES—(0.97)%		(2,026,176)
NET ASSETS–100.00%		$207,915,905
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,547,536	$4,916,766	$(4,353,773)	$-	$-	$2,110,529	$20,160
Invesco Treasury Portfolio, Institutional Class	2,873,984	9,131,137	(8,085,581)	-	-	3,919,540	36,850
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	805,300	6,685,452	(6,737,297)	-	-	753,455	3,565*
Invesco Private Prime Fund	2,093,319	15,003,367	(15,159,884)	(102)	(55)	1,936,645	10,483*
Total	$7,320,139	$35,736,722	$(34,336,535)	$(102)	$(55)	$8,720,169	$71,058

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	122	December-2025	$6,217,608	$175,522	$175,522
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$201,221,912	$—	$—	$201,221,912
Money Market Funds	6,030,069	2,690,100	—	8,720,169
Total Investments in Securities	207,251,981	2,690,100	—	209,942,081
Other Investments - Assets*
Futures Contracts	175,522	—	—	175,522
Total Investments	$207,427,503	$2,690,100	$—	$210,117,603

*	Unrealized appreciation.
Invesco NASDAQ 100 Index Fund